SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
(a)	Authorized

The authorized share capital of the Company consists of an unlimited number of Common Shares. At December 31, 2020, the Company had 180,518,828 (December 31, 2019 – 121,299,508; December 31, 2018 – 95,316,127) Common Shares issued and outstanding.

On August 8, 2018, the Company completed a common share split on the basis of ten (10) new Common Shares, options and warrants for every one (1) old Share, option and warrant outstanding (the “Split”).  All information with respect to the number of Common Shares and issuance prices for the time periods prior to the Split was restated to reflect the Common Share Consolidation and the Split.

(b)	Equity issuances

During the year ended December 31, 2020

On May 1, 2020 and on May 20, 2020, the Company closed two tranches of a non-brokered private placement (the "May 2020 Private Placement") for aggregate gross proceeds of $1,930,500 and share compensation for services of $45,500 through the issuance of 15,200,000 units of the Company (each, a "Unit") at a price of $0.13 per Unit. Each Unit is comprised of one Common Share and one Common Share purchase warrant (each, a “Warrant”). Each Warrant entitles the holder to purchase one Common Share at an exercise price of $0.16 for a period of three years from the date of issuance. The Company paid $3,250 in cash and issued 156,900 Units as finder’s fees in connection with the May 2020 Private Placement. The Units issued as a finder's fee have been valued at $24,000 based on the offering price of the Units under the May 2020 Private Placement. The Company has recorded the fair value of the finder’s units as share issuance costs.

The Company issued 1,601,000 Common Shares with a value of $640,400 as a bonus payment to certain directors, officers, employees, and consultants of the Company.

On September 18, 2020, the Company issued 4,000,000 Common Shares at a value of $0.50 per Common Share in relation with purchase of Bisoni Project in Nevada, USA.

On November 24, 2020, the Company closed its bought deal short form prospectus offering pursuant to which the Company has issued 23,000,000 Common Shares at a price of $0.40 per Common Share for aggregate gross proceeds of $9,200,000 (the “Offering”). Pursuant to the terms and conditions of the Underwriting Agreement, the Company paid a cash commission to the Underwriters of $534,000, additional fees of $391,544 and issued 1,335,000 Share purchase warrants as a finder’s fee in relation with the Offering. The fair value of $226,917 of the issued warrants determined using the Black-Scholes option pricing model using the following assumptions: (1) a risk-free interest rate of 0.2%; (2) warrant expected life of one year; (3) expected volatility of 107%, and (4) dividend yield of nil. The Company has recorded the fair value of the finder’s units as share issuance costs.

During the year ended December 31, 2020, the Company issued 1,233,750 Common Shares on the exercise of stock options for total proceeds of $299,812.

During the year ended December 31, 2020, the Company issued 14,027,670 Common Shares on the exercise of warrants for aggregate gross proceeds of $3,072,194 and share compensation for services of $35,000.

During the year ended December 31, 2019

On September 6, 2019, the Company closed its non-brokered private placement for $2,600,000 through the issuance of 13,000,000 Common Shares at a price of $0.20 per Common Share. The Company paid $15,209 and issued 525,000 Common Shares as a finder’s fee valued at $105,000. $175,000 of the private placement was for prepaid consulting fees for the Company’s executive chairman, of which $35,000 is included in prepaid expenses as at December 31, 2019 and $41,503 for services. Included in accounts receivable as at December 31, 2019 is $30,497 of subscriptions receivable.

On October 18, 2019, the Company closed its non-brokered private placement for gross proceeds of $3,900,000 through the issuance of 9,750,000 Common Shares at a price of $0.40 per Share. Also, the Company issued 654,500 Common Shares as a finder’s fee valued at $261,800.

On October 9, 2019, the Company issued 104,951 Common Shares with a value of $43,030, to its directors to settle director fees debts owing to them.

The Company issued 622,500 and 651,430 Common Shares on the exercise of stock options and warrants respectively for total proceeds of $424,822.

The Company issued 500,000 sign-on bonus Common Shares with a fair value of $0.23 per Share to an officer valued at $115,000.

On September 26, 2019, the Company issued 175,000 Common Shares valued at $59,500 for consulting services.

During the year ended December 31, 2018

On August 14, 2018, the Company closed its non-brokered private placement for gross proceeds of $1,137,197 through the issuance of 4,061,417 units of the Company. Each unit is comprised of one Common Share and one Common Share purchase warrant. Each warrant entitles the holder to purchase one additional Common Share of the Company at an exercise price of $0.40 for a period of three years from the closing of the first tranche of the placement.

On November 22, 2018, the Company closed its bought deal financing for gross proceeds of $5,520,000. The Company entered into an agreement with BMO Nesbitt Burns Inc. (“BMO”), under which BMO agreed to buy on a bought deal basis 12,000,000 Common Shares, at a price of $0.46 per Common Share. The shares were offered by way of a short form prospectus in each of the provinces and territories of Canada, except Québec. The Company incurred $560,576 in cash share issuance costs.

The Company issued 87,500 and 3,445,420 Shares on the exercise of stock options and warrants respectively for total proceeds of $1,362,317.

On October 10, 2018, the Company issued 1,000,000 Common Shares with a fair value of $0.35 per Share as a bonus to its new CEO included in Salaries and benefits.

(c)	Share-based compensation plan

The Company has a 20% fixed equity-based compensation plan in place, as approved by the Company’s shareholders on June 2, 2016 (the “2016 Plan”), amended on June 13, 2017 and subsequently amended at the Company’s annual general meeting of shareholders held on September 12, 2019 (the “Amended 2016 Plan”). Under the Amended 2016 Plan the Company may grant stock options, bonus shares or stock appreciation rights to acquire the equivalent of a maximum of 14,372,419 of the Company’s Common Shares. All stock options and other share-based awards granted by the Company, or to be granted by the Company, since the implementation of the Amended 2016 Plan will be issued under, and governed by, the terms and conditions of the Amended 2016 Plan.  The stock option vesting terms are determined by the Board of Directors on the date of grant with a maximum term of 10 years.

During the year ended December 31, 2020, the Company granted 3,820,000 incentive stock options to its directors, officers, employees and consultants. The options are exercisable at an exercise prices ranging from $0.22 to $0.50 per Common Share and expiry dates ranging from January 6, 2025 to August 17, 2025 and vest at 12.5% per quarter for the first two years following the date of grant.

During the year ended December 31, 2019, the Company granted 3,965,000 incentive stock options to its directors, officers, employees and consultants. The options are exercisable at an exercise prices ranging from $0.20 to $0.44 per Common Share and expiry dates ranging from April 1, 2024 to November 15, 2024 and vest at 12.5% per quarter for the first two years following the date of grant.

During the year ended December 31, 2018, the Company granted 4,040,000 incentive stock options to its directors, officers, employees and consultants. The options are exercisable at an exercise prices ranging from $0.22 to $0.65 per Common Share and expiry dates ranging from February 20, 2023 to November 14, 2023 and vest at 12.5% per quarter for the first two years following the date of grant.

The following is a summary of the changes in the Company’s stock options from December 31, 2017 to December 31, 2020:

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2018	9,591,000	$0.34
Granted	3,965,000	$0.31
Expired	(315,000)	$0.65
Cancelled	(2,247,000)	$0.32
Forfeited	(794,000)	$0.54
Exercised	(622,500)	$0.28
Outstanding, December 31, 2019	9,577,500	$0.31
Granted	3,820,000	$0.28
Expired	(90,000)	$0.50
Cancelled	(1,801,250)	$0.30
Exercised	(1,233,750)	$0.24
Outstanding, December 31, 2020	10,272,500	$0.31

As of December 31, 2020, the following the Company stock options were outstanding:

Exercise	Expiry	Options Outstanding	Exercisable	Unvested
Price	Date	December 31, 2020
$0.50	August 17, 2025	720,000	90,000	630,000
$0.22	May 4, 2025	2,200,000	825,000	1,375,000
$0.33	November 15, 2024	100,000	62,500	37,500
$0.50	November 1, 2024	1,100,000	687,500	412,500
$0.20	July 29, 2024	1,475,000	1,106,250	368,750
$0.33	October 17, 2023	620,000	620,000	-
$0.28	April 6, 2023	612,500	612,500	-
$0.31	February 20, 2023	200,000	200,000	-
$0.35	September 1, 2022	880,000	880,000	-
$0.33	June 12, 2022	805,000	805,000	-
$0.49	January 12, 2022	620,000	620,000	-
$0.20	June 2, 2021	940,000	940,000	-
		10,272,500	7,448,750	2,823,750

Share-based payment expenses resulting from stock options are amortized over the corresponding vesting periods. During the years ended December 31, 2020, 2019 and 2018, the share-based payment expenses were calculated using the following weighted average assumptions:

	Year ended December 31,
	2020	2019	2018
Risk-free interest rate	1.46%	1.54%	1.77%
Expected life of options in years	4.06	4.45	4.4
Expected volatility	132.47%	132.75%	135.71%
Expected dividend yield	Nil	Nil	Nil
Expected forfeiture rate	12%		12%
Weighted average fair value of options granted during the year	$0.30	$0.31	$0.32

The expected volatility used in the Black-Scholes option pricing model is based on the historical volatility of the Company’s shares. The expected forfeiture rate is based on the historical forfeitures of options issued.

Share-based payments charged to operations and assets were allocated between deferred mineral properties, and general and administrative expenses. Share-based payments are allocated between being either capitalized to deferred exploration costs where related to mineral properties or expensed as general and administrative expenses where otherwise related to the general operations of the Company.

For the year ended December 31, 2020, 2019, and 2018, share-based payments were recorded as follows:

	Year Ended December 31,
	2020	2019	2018
Consolidated Statement of Operations
Share based payments	770,617	707,802	553,430
	$770,617	$707,802	$553,430
Consolidated Statement of Financial Position
Gibellini exploration	124,855	79,888	87,186
Pulacayo exploration	86,772	39,139	117,871
	211,627	119,027	205,057
Total share-based payments	$982,244	$826,829	$758,487

On July 29, 2019, further to the voluntary forfeiture of share options held by certain directors, officers, and employees with expiry dates on April 7, 2020, June 22, 2020, and November 14, 2023, at exercise prices ranging from $0.50 to $0.65, the Company granted 1,275,000 new stock options to such individuals with an expiry date of July 29, 2024 at an exercise price of $0.20 per Common Share subject to a two-year vesting schedule whereby 12.5% vest per quarter following the date of grant. During the year ended December 31, 2020, the re-issuing of these options was approved by the TSX and by the shareholders. There was no increase to the incremental fair value of the share options as a result of these modifications. The impact of these modifications was calculated using the following weighted average assumptions: (1) a risk-free interest rate of 1.46%; (2) expected life of five years; (3) expected volatility of 133.89%, (4) forfeiture rate of 12%, and (5) dividend yield of nil.

(d)	Share purchase warrants

The following is a summary of the changes in The Company’s share purchase warrants from December 31, 2017 to December 31, 2020:

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2018	27,318,027	$0.15
Exercised	(651,430)	$0.38
Outstanding, December 31, 2019	26,666,597	$0.15
Issued	16,691,900	$0.18
Expired	(2,759,760)	$0.48
Exercised	(14,027,670)	$0.21
Outstanding, December 31, 2020	26,571,067	$0.21

On February 15, 2018, the Company issued 500,000 Share purchase warrants as a part of consideration for mining claims acquisition (Note 14). The fair value of $89,944 of the issued warrants determined using the Black-Scholes option pricing model using the following assumptions: (1) a risk-free interest rate of 1.9%; (2) warrant expected life of three years; (3) expected volatility of 116%, and (4) dividend yield of nil.

On April 23, 2018, the Company issued 500,000 Share purchase warrants as a part of consideration for services related to the Gibellini Project. The fair value of $92,000 of the issued warrants determined using the Black-Scholes option pricing model using the following assumptions: (1) a risk-free interest rate of 2%; (2) warrant expected life of three years; (3) expected volatility of 97.4%, and (4) dividend yield of nil.

As of December 31, 2020, the following share purchase warrants were outstanding:

Exercise Price	Expiry Date	Number of Warrants at December 31, 2020
$0.40	November 24, 2021	1,335,000
$0.16	May 20, 2023	4,962,000
$0.16	May 1, 2023	4,994,900
$0.26	June 13, 2022	521,590
$0.26	April 12, 2022	1,032,500
$0.26	January 13, 2022	499,990
$0.26	August 29, 2021	1,013,670
$0.26	August 13, 2021	198,237
$0.26	July 6, 2021	3,863,180
$0.26	June 2, 2021	7,500,000
$0.26	January 25, 2021	650,000
		26,571,067